PENSION AND POST-RETIREMENT BENEFIT PLANS - Fair Value of Plan Assets (Details) - U.K. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	$ 464,929	$ 419,963
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	3,183	6,384
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	461,746	413,579
Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	3,183	6,384
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	3,183	6,384
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	332
Fixed income | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Fixed income | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	332
Insurance annuity contracts
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	461,746	413,247
Insurance annuity contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Insurance annuity contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	0	0
Insurance annuity contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total assets at fair value	$ 461,746	$ 413,247